SCHEDULE OF SIGNIFICANT ASSUMPTIONS USED IN MODEL TO ESTIMATE THE FAIR VALUE OF STOCK OPTIONS (Details) - ¥ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Expected volatility		51.11%
Risk-free rate		0.455%
Dividend yield		0.00%
Weighted average expected terms (in years)		10 years
Stock price at grant date		¥ 30.45
Exercise price		¥ 206.51